Exhibit 99.1

World Omni Select Auto Trust 2024-A
Monthly Servicer Certificate
February 28, 2026

Dates Covered
Collections Period	02/01/26 - 02/28/26
Interest Accrual Period	02/17/26 - 03/15/26
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/16/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/26	362,898,189.54	13,514
Principal Payments	13,298,075.16	341
Defaulted Receivables	2,416,615.19	103
Repurchased Accounts	0.00	0
Pool Balance at 02/28/26	347,183,499.19	13,070

Pool Statistics	$ Amount	# of Accounts
Pool Factor	43.51%
Prepayment ABS Speed	1.59%
Aggregate Starting Principal Balance	797,946,062.88	26,473

Delinquent Receivables:
Past Due 31-60 days	22,222,916.47	842
Past Due 61-90 days	7,008,973.04	270
Past Due 91-120 days	2,015,337.47	78
Past Due 121+ days	0.00	0
Total	31,247,226.98	1,190

Total 31+ Delinquent as % Ending Pool Balance	9.00%
Total 61+ Delinquent as % Ending Pool Balance	2.60%
Delinquency Trigger Occurred	NO

Recoveries	1,703,996.72
Aggregate Net Losses/(Gains) - February 2026	712,618.47
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.36%
Prior Net Losses/(Gains) Ratio	2.87%
Second Prior Net Losses/(Gains) Ratio	4.32%
Third Prior Net Losses/(Gains) Ratio	2.31%
Four Month Average	2.97%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.57%

Overcollateralization Target Amount	19,095,092.46
Actual Overcollateralization	19,095,092.46
Weighted Average Contract Rate	10.53%
Weighted Average Remaining Term	49.73

Flow of Funds	$ Amount
Collections	17,972,262.77
Investment Earnings on Cash Accounts	12,521.96
Servicing Fee	(378,018.95)
Transfer to Collection Account	-
Available Funds	17,606,765.78

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	-
(2) Class A Interest	736,808.84
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	158,464.83
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	254,347.92
(7) Noteholders' Third Priority Principal Distributable Amount	-
(8) Noteholders' Fourth Priority Principal Distributable Amount	-
(9) Noteholders' Fifth Priority Principal Distributable Amount	-
(10) Required Reserve Account	-
(11) Noteholders' Principal Distributable Amount	13,035,891.44
(12) Asset Representation Reviewer Amounts (in excess of 1)	-
(13) Distribution to Certificateholders	3,421,252.75

Total Distributions of Available Funds	17,606,765.78

Servicing Fee	378,018.95
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	610,430,000.00
Original Class B	36,710,000.00
Original Class C	57,050,000.00
Original Class D	39,900,000.00
Original Class E	29,920,000.00

Total Class A, B, C, D, & E
Note Balance @ 02/17/26	341,124,298.17
Principal Paid	13,035,891.44
Note Balance @ 03/16/26	328,088,406.73

Class A-1
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2a
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-2b
Note Balance @ 02/17/26	0.00
Principal Paid	0.00
Note Balance @ 03/16/26	0.00
Note Factor @ 03/16/26	0.0000000%

Class A-3
Note Balance @ 02/17/26	177,544,298.17
Principal Paid	13,035,891.44
Note Balance @ 03/16/26	164,508,406.73
Note Factor @ 03/16/26	86.5014232%

Class B
Note Balance @ 02/17/26	36,710,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	36,710,000.00
Note Factor @ 03/16/26	100.0000000%

Class C
Note Balance @ 02/17/26	57,050,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	57,050,000.00
Note Factor @ 03/16/26	100.0000000%

Class D
Note Balance @ 02/17/26	39,900,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	39,900,000.00
Note Factor @ 03/16/26	100.0000000%

Class E
Note Balance @ 02/17/26	29,920,000.00
Principal Paid	0.00
Note Balance @ 03/16/26	29,920,000.00
Note Factor @ 03/16/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,149,621.59
Total Principal Paid	13,035,891.44
Total Paid	14,185,513.03

Class A-1
Coupon	5.54500%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.37000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.65819%
Coupon	4.27819%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.98000%
Interest Paid	736,808.84
Principal Paid	13,035,891.44
Total Paid to A-3 Holders	13,772,700.28

Class B
Coupon	5.18000%
Interest Paid	158,464.83
Principal Paid	0.00
Total Paid to B Holders	158,464.83

Class C
Coupon	5.35000%
Interest Paid	254,347.92
Principal Paid	0.00
Total Paid to C Holders	254,347.92

Class D
Principal Paid	0.00
Total Paid to D Holders	0.00

Class E
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.4852800
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.8420194
Total Distribution Amount	18.3272994

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.8742709
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	68.5450176
Total A-3 Distribution Amount	72.4192885

B Interest Distribution Amount	4.3166666
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.3166666

C Interest Distribution Amount	4.4583334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.4583334

D Principal Distribution Amount	0.0000000
Total D Distribution Amount	0.0000000

E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 02/17/26	3,989,730.31
Investment Earnings	10,712.41
Investment Earnings Paid	(10,712.41)
Deposit/(Withdrawal)	-
Balance as of 03/16/26	3,989,730.31
Change	-

Required Reserve Amount	3,989,730.31

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2024-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.